Supplemental Cash Flow Information (Details) (USD $)	6 Months Ended		12 Months Ended		28 Months Ended	34 Months Ended	164 Months Ended
	Jun. 30, 2012 Successor [Member]	Jun. 30, 2011 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2010 Successor [Member]	Dec. 31, 2011 Successor [Member]	Jun. 30, 2012 Successor [Member]	Aug. 31, 2009 Predecessor [Member]
Cash paid for interest	$ 1,161,344	$ 0	$ 435,096	$ 0	$ 435,096	$ 1,596,440	$ 12,715,283
Accrued preferred stock dividend	114,925	366,135	487,421	191,417	487,421	114,925	0
Accrued warrant liability	10,399,000	4,994,307	4,994,307	7,071,010	12,381,509	22,780,509	0
Accrued derivative liability	1,207,108	372,495	252,318	2,120,360	2,372,678	3,579,786	0
Successor/Predecessor financing of insurance premiums	0	0	150,251	97,065	328,833	328,833	87,623
Successor subscription receivable	550,020	0	550,020	210,000	550,020	550,020	0
Conversion of preferred stock into common stock	0	814,082				1,202,989	0
Conversion of preferred stock derivative balance into common stock	79,814	4,072,053	7,290,647	0	7,654,647	7,734,461	0
Exercise of warrants-cashless	0	4,341,424	4,841,519	0	4,841,519	4,841,519	0
Deemed dividend associated with beneficial conversion of preferred stock	0	0	0	0	0	0	11,423,824
Preferred stock dividend	0	0	0	0	0	0	1,589,861
Uncompensated contribution of services	0	0	0	0	0	0	755,556
Common stock issued for intangible assets	0	0	0	0	0	0	540,000
Common stock issued in connection with conversion of debt	25,156	0	0	0	0	25,156	10,814,000
Equipment acquired through capital lease	0	0	0	0	0	0	167,154
Issuance of notes payable	0	0	0	0	0	0	6,000,060
Common stock issued in connection with reorganization	0	0	0	0	0	0	5,472,000
Intangible assets	0	0	0	0	0	0	6,340,656
Deferred tax liability in connection with fresh-start	0	0	0	0	0	0	2,500,000
Elimination of Predecessor common stock and fresh start adjustment	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 14,780,320